Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2022	Level 1	Level 2	Level 3	Counterparty Netting(a)	Cash Collateral	Total
(in millions)
Assets:
Bonds available for sale:
U.S. government and government sponsored entities	$—	$1,198	$—	$—	$—	$1,198
Obligations of states, municipalities and political subdivisions	—	5,121	805	—	—	5,926
Non-U.S. governments	—	4,392	—	—	—	4,392

December 31, 2022	Level 1	Level 2	Level 3	Counterparty Netting(a)	Cash Collateral	Total
(in millions)
Corporate debt	—	102,724	1,968	—	—	104,692
RMBS(b)	—	6,274	5,670	—	—	11,944
CMBS	—	9,350	718	—	—	10,068
CLO(c)	—	6,516	1,670	—	—	8,186
ABS	—	792	9,595	—	—	10,387
Total bonds available for sale	—	136,367	20,426	—	—	156,793
Other bond securities:
Obligations of states, municipalities and political subdivisions	—	37	—	—	—	37
Non-U.S. governments	—	22	—	—	—	22
Corporate debt	—	1,805	417	—	—	2,222
RMBS(d)	—	58	107	—	—	165
CMBS	—	204	28	—	—	232
CLO	—	268	11	—	—	279
ABS	—	71	741	—	—	812
Total other bond securities	—	2,465	1,304	—	—	3,769
Equity securities	141	3	26	—	—	170
Other invested assets(e)	—	—	1,832	—	—	1,832
Derivative assets:
Interest rate contracts	1	1,269	303	—	—	1,573
Foreign exchange contracts	—	1,247	—	—	—	1,247
Equity contracts	11	124	282	—	—	417
Credit contracts	—	—	—	—	—	—
Other contracts	—	1	14	—	—	15
Counterparty netting and cash collateral	—	—	—	(2,547)	(406)	(2,953)
Total derivative assets	12	2,641	599	(2,547)	(406)	299
Short-term investments	1	1,356	—	—	—	1,357
Market risk benefit assets	—	—	796	—	—	796
Separate account assets	81,655	3,198	—	—	—	84,853
Total	$81,809	$146,030	$24,983	$(2,547)	$(406)	$249,869
Liabilities:
Policyholder contract deposits(f)	$—	$97	$5,367	$—	$—	$5,464
Derivative liabilities:
Interest rate contracts	—	2,676	—	—	—	2,676
Foreign exchange contracts	—	632	—	—	—	632
Equity contracts	2	10	15	—	—	27
Credit contracts	—	—	—	—	—	—

December 31, 2022	Level 1	Level 2	Level 3	Counterparty Netting(a)	Cash Collateral	Total
(in millions)
Other contracts	—	—	—	—	—	—
Counterparty netting and cash collateral	—	—	—	(2,547)	(691)	(3,238)
Total derivative liabilities	2	3,318	15	(2,547)	(691)	97
Fortitude Re funds withheld payable(g)	—	—	1,262	—	—	1,262
Market risk benefit liabilities	—	—	4,736	—	—	4,736
Debt of consolidated investment entities	—	—	6	—	—	6
Total	$2	$3,415	$11,386	$(2,547)	$(691)	$11,565

December 31, 2021	Level 1	Level 2	Level 3	Counterparty Netting(a)	Cash Collateral	Total
(in millions)
Assets:
Bonds available for sale:
U.S. government and government sponsored entities	$—	$1,712	$—	$—	$—	$1,712
Obligations of states, municipalities and political subdivisions	—	7,281	1,395	—	—	8,676
Non-U.S. governments	7	6,390	—	—	—	6,397
Corporate debt	—	138,156	1,907	—	—	140,063
RMBS(b)	—	7,363	7,595	—	—	14,958
CMBS	—	10,228	1,072	—	—	11,300
CLO(c)	—	4,364	3,038	—	—	7,402
ABS	—	660	7,400	—	—	8,060
Total bonds available for sale	7	176,154	22,407	—	—	198,568
Other bond securities:
Obligations of states, municipalities and political subdivisions	—	50	—	—	—	50
Non-U.S. governments	—	17	—	—	—	17
Corporate debt	—	866	134	—	—	1,000
RMBS(d)	—	93	106	—	—	199
CMBS	—	201	33	—	—	234
CLO	—	134	149	—	—	283
ABS	—	94	205	—	—	299
Total other bond securities	—	1,455	627	—	—	2,082
Equity securities	238	2	2	—	—	242
Other invested assets(e)	—	—	1,892	—	—	1,892
Derivative assets:
Interest rate contracts	—	1,911	—	—	—	1,911
Foreign exchange contracts	—	672	—	—	—	672
Equity contracts	7	4,184	479	—	—	4,670
Credit contracts	—	—	1	—	—	1
Other contracts	—	1	12	—	—	13
Counterparty netting and cash collateral	—	—	—	(5,785)	(798)	(6,583)
Total derivative assets	7	6,768	492	(5,785)	(798)	684
Short-term investments	1	1,454	—	—	—	1,455
Market risk benefit assets	—	—	610	—	—	610
Separate account assets	105,221	3,890	—	—	—	109,111
Total	$105,474	$189,723	$26,030	$(5,785)	$(798)	$314,644
Liabilities:
Policyholder contract deposits(f)	$—	$130	$5,572	$—	$—	$5,702
Derivative liabilities:
Interest rate contracts	1	1,575	—	—	—	1,576
Foreign exchange contracts	—	366	—	—	—	366
Equity contracts	1	4,048	22	—	—	4,071
Credit contracts	—	—	—	—	—	—

December 31, 2021	Level 1	Level 2	Level 3	Counterparty Netting(a)	Cash Collateral	Total
(in millions)
Other contracts	—	—	—	—	—	—
Counterparty netting and cash collateral	—	—	—	(5,785)	(37)	(5,822)
Total derivative liabilities	2	5,989	22	(5,785)	(37)	191
Fortitude Re funds withheld payable(g)	—	—	7,974	—	—	7,974
Market risk benefit liabilities	—	—	7,499	—	—	7,499
Debt of consolidated investment entities	—	—	5	—	—	5
Total	$2	$6,119	$21,072	$(5,785)	$(37)	$21,371
___________________
(a)Represents netting of derivative exposures covered by qualifying master netting agreements.
(b)Includes investments in RMBS issued by related parties of $37 million and $2 million classified as Level 2 and Level 3, respectively, as of December 31, 2022. Additionally, includes investments in RMBS issued by related parties of $38 million and $9 million classified as Level 2 and Level 3, respectively, as of December 31, 2021.
(c)Includes investments in collateralized loan obligations (“CLOs”) issued by related parties of $0 and $862 million as of December 31, 2022 and December 31, 2021, respectively. The $862 million of CLOs are classified as Level 3.
(d)Includes less than $1 million of investments in RMBS issued by related parties classified as Level 2 as of December 31, 2022 and December 31, 2021.
(e)Excludes investments that are measured at fair value using the net asset value (“NAV”) per share (or its equivalent), which totaled $6.0 billion and $5.2 billion as of December 31, 2022 and December 31, 2021, respectively.
(f)Excludes basis adjustments for fair value hedges.
(g)As discussed in Note 7, the Fortitude Re funds withheld payable is created through modco and funds withheld reinsurance arrangements where the investments supporting the reinsurance agreements are withheld by and continue to reside on Corebridge’s balance sheet. This embedded derivative is valued as a total return swap with reference to the fair value of the invested assets held by Corebridge, which are primarily available-for-sale securities.

Schedule of Assets Measured on a Recurring Basis

(in millions)	Fair Value Beginning of Year	Net Realized and Unrealized Gains (Losses) Included in Income	Other Comprehensive Income (Loss)	Purchases, Sales, Issuances and Settlements, Net	Gross Transfers In	Gross Transfers Out	Other	Fair Value End of Year	Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Year	Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year
December 31, 2022
Assets:
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$1,395	$1	$(525)	$(95)	$40	$(11)	$—	$805	$—	$(221)
Corporate debt	1,907	17	(192)	(159)	911	(516)	—	1,968	—	(174)
RMBS	7,595	322	(986)	(834)	7	(434)	—	5,670	—	(610)
CMBS	1,072	9	(140)	38	45	(306)	—	718	—	(115)
CLO	3,038	(31)	(163)	(105)	1,305	(1,673)	(701)	1,670	—	(76)
ABS	7,400	131	(1,417)	3,283	218	(20)	—	9,595	—	(1,369)
Total bonds available for sale	22,407	449	(3,423)	2,128	2,526	(2,960)	(701)	20,426	—	(2,565)
Other bond securities:
Corporate debt	134	(5)	—	158	335	(205)	—	417	(2)	—
RMBS	106	(23)	—	24	—	—	—	107	(22)	—
CMBS	33	(5)	—	—	—	—	—	28	(4)	—
CLO	149	1	—	(131)	70	(78)	—	11	(5)	—
ABS	205	(117)	—	653	—	—	—	741	(132)	—
Total other bond securities	627	(149)	—	704	405	(283)	—	1,304	(165)	—
Equity securities	2	(1)	—	23	2	—	—	26	(1)	—
Other invested assets	1,892	313	(22)	(195)	24	(180)	—	1,832	329	—
Total(a)	$24,928	$612	$(3,445)	$2,660	$2,957	$(3,423)	$(701)	$23,588	$163	$(2,565)

(in millions)	Fair Value Beginning of Year	Net Realized and Unrealized (Gains) Losses Included in Income	Other Comprehensive (Income) Loss	Purchases, Sales, Issuances and Settlements, Net	Gross Transfers In	Gross Transfers Out	Other	Fair Value End of Year	Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Year	Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year
Liabilities:
Policyholder contract deposits	$5,572	$(1,107)	$—	$902	$—	$—	$—	$5,367	$1,363	$—
Derivative liabilities, net:
Interest rate contracts	—	1	—	(304)	—	—	—	(303)	(1)	—
Foreign exchange contracts	—	(1)	—	1	—	—	—	—	—	—
Equity contracts	(457)	494	—	(304)	—	—	—	(267)	(249)	—
Credit contracts	(1)	1	—	—	—	—	—	—	—	—
Other contracts	(12)	(63)	—	61	—	—	—	(14)	63	—
Total derivative liabilities, net(b)	(470)	432	—	(546)	—	—	—	(584)	(187)	—
Fortitude Re funds withheld payable	7,974	(6,348)	—	(364)	—	—	—	1,262	6,689	—
Debt of consolidated investment entities	5	—	—	1	—	—	—	6	(1)	—
Total(c)	$13,081	$(7,023)	$—	$(7)	$—	$—	$—	$6,051	$7,864	$—

(in millions)	Fair Value Beginning of Year	Net Realized and Unrealized Gains (Losses) Included in Income	Other Comprehensive Income (Loss)	Purchases, Sales, Issuances and Settlements, Net	Gross Transfers In	Gross Transfers Out	Other	Fair Value End of Year	Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Year	Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year
December 31, 2021
Assets:
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$2,057	$7	$(5)	$(342)	$—	$(260)	$(62)	$1,395	$—	$36
Corporate debt	1,709	(10)	(25)	109	373	(249)	—	1,907	—	31
RMBS	8,104	415	(104)	(782)	8	(46)	—	7,595	—	787
CMBS	886	25	(45)	253	53	(100)	—	1,072	—	21
CLO	3,362	(5)	(173)	48	655	(849)	—	3,038	—	(164)
ABS	5,526	29	(97)	1,942	—	—	—	7,400	—	80
Total bonds available for sale	21,644	461	(449)	1,228	1,089	(1,504)	(62)	22,407	—	791
Other bond securities:
Corporate debt	—	(1)	—	135	—	—	—	134	(1)	—
RMBS	96	2	—	8	—	—	—	106	—	—
CMBS	45	—	—	(17)	5	—	—	33	(2)	—
CLO	193	(4)	—	(40)	—	—	—	149	15	—
ABS	—	—	—	205	—	—	—	205	(1)	—
Total other bond securities	334	(3)	—	291	5	—	—	627	11	—
Equity securities	42	11	—	(120)	70	(1)	—	2	—	—
Other invested assets	1,771	641	(15)	(569)	64	—	—	1,892	612	—
Total(a)	$23,791	$1,110	$(464)	$830	$1,228	$(1,505)	$(62)	$24,928	$623	$791

(in millions)	Fair Value Beginning of Year	Net Realized and Unrealized (Gains) Losses Included in Income	Other Comprehensive (Income) Loss	Purchases, Sales, Issuances and Settlements, Net	Gross Transfers In	Gross Transfers Out	Other	Fair Value End of Year	Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Year	Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year
Liabilities:
Policyholder contract deposits	$4,830	$476	$—	$320	$—	$(54)	$—	$5,572	$837	$—
Derivative liabilities, net:
Interest rate contracts	—	—	—	—	—	—	—	—	—	—
Foreign exchange contracts	—	—	—	—	—	—	—	—	—	—
Equity contracts	(146)	(22)	—	(271)	(71)	53	—	(457)	19	—
Credit contracts	(2)	11	—	(10)	—	—	—	(1)	(2)	—
Other contracts	(7)	(62)	—	57	—	—	—	(12)	63	—
Total derivative liabilities, net(b)	(155)	(73)	—	(224)	(71)	53	—	(470)	80	—
Fortitude Re funds withheld payable	7,749	687	—	(462)	—	—	—	7,974	1,766	—
Debt of consolidated investment entities	951	179	—	(1,125)	—	—	—	5	4	—
Total(c)	$13,375	$1,269	$—	$(1,491)	$(71)	$(1)	$—	$13,081	$2,687	$—
__________________
(a)Excludes MRB assets of $796 million and $610 million for the years ended December 31, 2022 and 2021, respectively. Refer to Note 13 for additional information.
(b)Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.
(c)Excludes MRB liabilities of $4.7 billion and $7.5 billion for the years ended December 31, 2022 and 2021, respectively. Refer to Note 13 for additional information.

(in millions)	Purchases	Sales	Issuances and Settlements(a)	Purchases, Sales, Issuances and Settlements, Net(a)
December 31, 2022
Assets:
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$—	$(60)	$(35)	$(95)
Corporate debt	85	(39)	(205)	(159)
RMBS	377	—	(1,211)	(834)
CMBS	118	(9)	(71)	38
CLO	514	(27)	(592)	(105)
ABS	3,110	—	173	3,283
Total bonds available for sale	4,204	(135)	(1,941)	2,128
Other bond securities:
Corporate debt	29	(3)	132	158
RMBS	38	—	(14)	24
CMBS	—	—	—	—
CLO	16	(123)	(24)	(131)
ABS	675	—	(22)	653
Total other bond securities	758	(126)	72	704
Equity securities	22	—	1	23
Other invested assets	652	—	(847)	(195)
Total assets	$5,636	$(261)	$(2,715)	$2,660
Liabilities:
Policyholder contract deposits	$—	$923	$(21)	$902
Derivative liabilities, net	(421)	—	(125)	(546)
Fortitude Re funds withheld payable	—	—	(364)	(364)
Debt of consolidated investment entities	—	—	1	1
Total liabilities	$(421)	$923	$(509)	$(7)

(in millions)	Purchases	Sales	Issuances and Settlements(a)	Purchases, Sales, Issuances and Settlements, Net(a)
December 31, 2021
Assets:
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$36	$(212)	$(166)	$(342)
Corporate debt	424	(36)	(279)	109
RMBS	637	(1)	(1,418)	(782)
CMBS	334	(15)	(66)	253
CLO	923	—	(875)	48
ABS	3,202	(21)	(1,239)	1,942
Total bonds available for sale	5,556	(285)	(4,043)	1,228
Other bond securities:
Corporate debt	86	—	49	135
RMBS	28	—	(20)	8
CMBS	—	(17)	—	(17)
CLO	7	—	(47)	(40)
ABS	207	—	(2)	205
Total other bond securities	328	(17)	(20)	291
Equity securities	2	—	(122)	(120)
Other invested assets	578	—	(1,147)	(569)
Total assets	$6,464	$(302)	$(5,332)	$830
Liabilities:
Policyholder contract deposits	$—	$710	$(390)	$320
Derivative liabilities, net	(272)	—	48	(224)
Fortitude Re funds withheld payable	—	—	(462)	(462)
Debt of consolidated investment entities	—	—	(1,125)	(1,125)
Total liabilities	$(272)	$710	$(1,929)	$(1,491)
__________________
(a)There were no issuances during the years ended December 31, 2022 and 2021.

Schedule of Liabilities Measured on a Recurring Basis

(in millions)	Fair Value Beginning of Year	Net Realized and Unrealized Gains (Losses) Included in Income	Other Comprehensive Income (Loss)	Purchases, Sales, Issuances and Settlements, Net	Gross Transfers In	Gross Transfers Out	Other	Fair Value End of Year	Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Year	Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year
December 31, 2022
Assets:
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$1,395	$1	$(525)	$(95)	$40	$(11)	$—	$805	$—	$(221)
Corporate debt	1,907	17	(192)	(159)	911	(516)	—	1,968	—	(174)
RMBS	7,595	322	(986)	(834)	7	(434)	—	5,670	—	(610)
CMBS	1,072	9	(140)	38	45	(306)	—	718	—	(115)
CLO	3,038	(31)	(163)	(105)	1,305	(1,673)	(701)	1,670	—	(76)
ABS	7,400	131	(1,417)	3,283	218	(20)	—	9,595	—	(1,369)
Total bonds available for sale	22,407	449	(3,423)	2,128	2,526	(2,960)	(701)	20,426	—	(2,565)
Other bond securities:
Corporate debt	134	(5)	—	158	335	(205)	—	417	(2)	—
RMBS	106	(23)	—	24	—	—	—	107	(22)	—
CMBS	33	(5)	—	—	—	—	—	28	(4)	—
CLO	149	1	—	(131)	70	(78)	—	11	(5)	—
ABS	205	(117)	—	653	—	—	—	741	(132)	—
Total other bond securities	627	(149)	—	704	405	(283)	—	1,304	(165)	—
Equity securities	2	(1)	—	23	2	—	—	26	(1)	—
Other invested assets	1,892	313	(22)	(195)	24	(180)	—	1,832	329	—
Total(a)	$24,928	$612	$(3,445)	$2,660	$2,957	$(3,423)	$(701)	$23,588	$163	$(2,565)

(in millions)	Fair Value Beginning of Year	Net Realized and Unrealized (Gains) Losses Included in Income	Other Comprehensive (Income) Loss	Purchases, Sales, Issuances and Settlements, Net	Gross Transfers In	Gross Transfers Out	Other	Fair Value End of Year	Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Year	Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year
Liabilities:
Policyholder contract deposits	$5,572	$(1,107)	$—	$902	$—	$—	$—	$5,367	$1,363	$—
Derivative liabilities, net:
Interest rate contracts	—	1	—	(304)	—	—	—	(303)	(1)	—
Foreign exchange contracts	—	(1)	—	1	—	—	—	—	—	—
Equity contracts	(457)	494	—	(304)	—	—	—	(267)	(249)	—
Credit contracts	(1)	1	—	—	—	—	—	—	—	—
Other contracts	(12)	(63)	—	61	—	—	—	(14)	63	—
Total derivative liabilities, net(b)	(470)	432	—	(546)	—	—	—	(584)	(187)	—
Fortitude Re funds withheld payable	7,974	(6,348)	—	(364)	—	—	—	1,262	6,689	—
Debt of consolidated investment entities	5	—	—	1	—	—	—	6	(1)	—
Total(c)	$13,081	$(7,023)	$—	$(7)	$—	$—	$—	$6,051	$7,864	$—

(in millions)	Fair Value Beginning of Year	Net Realized and Unrealized Gains (Losses) Included in Income	Other Comprehensive Income (Loss)	Purchases, Sales, Issuances and Settlements, Net	Gross Transfers In	Gross Transfers Out	Other	Fair Value End of Year	Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Year	Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year
December 31, 2021
Assets:
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$2,057	$7	$(5)	$(342)	$—	$(260)	$(62)	$1,395	$—	$36
Corporate debt	1,709	(10)	(25)	109	373	(249)	—	1,907	—	31
RMBS	8,104	415	(104)	(782)	8	(46)	—	7,595	—	787
CMBS	886	25	(45)	253	53	(100)	—	1,072	—	21
CLO	3,362	(5)	(173)	48	655	(849)	—	3,038	—	(164)
ABS	5,526	29	(97)	1,942	—	—	—	7,400	—	80
Total bonds available for sale	21,644	461	(449)	1,228	1,089	(1,504)	(62)	22,407	—	791
Other bond securities:
Corporate debt	—	(1)	—	135	—	—	—	134	(1)	—
RMBS	96	2	—	8	—	—	—	106	—	—
CMBS	45	—	—	(17)	5	—	—	33	(2)	—
CLO	193	(4)	—	(40)	—	—	—	149	15	—
ABS	—	—	—	205	—	—	—	205	(1)	—
Total other bond securities	334	(3)	—	291	5	—	—	627	11	—
Equity securities	42	11	—	(120)	70	(1)	—	2	—	—
Other invested assets	1,771	641	(15)	(569)	64	—	—	1,892	612	—
Total(a)	$23,791	$1,110	$(464)	$830	$1,228	$(1,505)	$(62)	$24,928	$623	$791

(in millions)	Fair Value Beginning of Year	Net Realized and Unrealized (Gains) Losses Included in Income	Other Comprehensive (Income) Loss	Purchases, Sales, Issuances and Settlements, Net	Gross Transfers In	Gross Transfers Out	Other	Fair Value End of Year	Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Year	Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year
Liabilities:
Policyholder contract deposits	$4,830	$476	$—	$320	$—	$(54)	$—	$5,572	$837	$—
Derivative liabilities, net:
Interest rate contracts	—	—	—	—	—	—	—	—	—	—
Foreign exchange contracts	—	—	—	—	—	—	—	—	—	—
Equity contracts	(146)	(22)	—	(271)	(71)	53	—	(457)	19	—
Credit contracts	(2)	11	—	(10)	—	—	—	(1)	(2)	—
Other contracts	(7)	(62)	—	57	—	—	—	(12)	63	—
Total derivative liabilities, net(b)	(155)	(73)	—	(224)	(71)	53	—	(470)	80	—
Fortitude Re funds withheld payable	7,749	687	—	(462)	—	—	—	7,974	1,766	—
Debt of consolidated investment entities	951	179	—	(1,125)	—	—	—	5	4	—
Total(c)	$13,375	$1,269	$—	$(1,491)	$(71)	$(1)	$—	$13,081	$2,687	$—
__________________
(a)Excludes MRB assets of $796 million and $610 million for the years ended December 31, 2022 and 2021, respectively. Refer to Note 13 for additional information.
(b)Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.
(c)Excludes MRB liabilities of $4.7 billion and $7.5 billion for the years ended December 31, 2022 and 2021, respectively. Refer to Note 13 for additional information.

(in millions)	Purchases	Sales	Issuances and Settlements(a)	Purchases, Sales, Issuances and Settlements, Net(a)
December 31, 2022
Assets:
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$—	$(60)	$(35)	$(95)
Corporate debt	85	(39)	(205)	(159)
RMBS	377	—	(1,211)	(834)
CMBS	118	(9)	(71)	38
CLO	514	(27)	(592)	(105)
ABS	3,110	—	173	3,283
Total bonds available for sale	4,204	(135)	(1,941)	2,128
Other bond securities:
Corporate debt	29	(3)	132	158
RMBS	38	—	(14)	24
CMBS	—	—	—	—
CLO	16	(123)	(24)	(131)
ABS	675	—	(22)	653
Total other bond securities	758	(126)	72	704
Equity securities	22	—	1	23
Other invested assets	652	—	(847)	(195)
Total assets	$5,636	$(261)	$(2,715)	$2,660
Liabilities:
Policyholder contract deposits	$—	$923	$(21)	$902
Derivative liabilities, net	(421)	—	(125)	(546)
Fortitude Re funds withheld payable	—	—	(364)	(364)
Debt of consolidated investment entities	—	—	1	1
Total liabilities	$(421)	$923	$(509)	$(7)

(in millions)	Purchases	Sales	Issuances and Settlements(a)	Purchases, Sales, Issuances and Settlements, Net(a)
December 31, 2021
Assets:
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$36	$(212)	$(166)	$(342)
Corporate debt	424	(36)	(279)	109
RMBS	637	(1)	(1,418)	(782)
CMBS	334	(15)	(66)	253
CLO	923	—	(875)	48
ABS	3,202	(21)	(1,239)	1,942
Total bonds available for sale	5,556	(285)	(4,043)	1,228
Other bond securities:
Corporate debt	86	—	49	135
RMBS	28	—	(20)	8
CMBS	—	(17)	—	(17)
CLO	7	—	(47)	(40)
ABS	207	—	(2)	205
Total other bond securities	328	(17)	(20)	291
Equity securities	2	—	(122)	(120)
Other invested assets	578	—	(1,147)	(569)
Total assets	$6,464	$(302)	$(5,332)	$830
Liabilities:
Policyholder contract deposits	$—	$710	$(390)	$320
Derivative liabilities, net	(272)	—	48	(224)
Fortitude Re funds withheld payable	—	—	(462)	(462)
Debt of consolidated investment entities	—	—	(1,125)	(1,125)
Total liabilities	$(272)	$710	$(1,929)	$(1,491)
__________________
(a)There were no issuances during the years ended December 31, 2022 and 2021.

Net Realized and Unrealized Gains and Losses Included in Income Related to Level 3 Assets and Liabilities

(in millions)	Policy Fees	Net Investment Income	Net Realized and Unrealized Gains (Losses)	Interest Expense	Change in the Fair Value of Market Risk Benefits, net(a)	Total
December 31, 2022
Assets:
Bonds available for sale	$—	$516	$(67)	$—	$—	$449
Other bond securities	—	(149)	—	—	—	(149)
Equity securities	—	(1)	—	—	—	(1)
Other invested assets	—	321	(8)	—	—	313
December 31, 2021
Assets:
Bonds available for sale	$—	$472	$(11)	$—	$—	$461
Other bond securities	—	(3)	—	—	—	(3)
Equity securities	—	11	—	—	—	11
Other invested assets	—	630	11	—	—	641
December 31, 2022
Liabilities:
Policyholder contract deposits(b)	$—	$—	$1,107	$—	$—	$1,107
Derivative liabilities, net	61	—	(577)	—	84	(432)
Fortitude Re funds withheld payable	—	—	6,348	—	—	6,348
Market risk benefit liabilities, net(c)	—	—	—	—	(2,344)	(2,344)
Debt of consolidated investment entities(d)	—	—	—	—	—	—
December 31, 2021
Liabilities:
Policyholder contract deposits(b)	$—	$—	$(476)	$—	$—	$(476)
Derivative liabilities, net	59	—	30	—	(16)	73
Fortitude Re funds withheld payable	—	—	(687)	—	—	(687)
Market risk benefit liabilities, net(c)	—	—	—	—	(2,264)	(2,264)
Debt of consolidated investment entities(d)	—	—	—	179	—	179
__________________
(a)The portion of the fair value change attributable to our own credit risk is recognized in OCI.
(b)Primarily embedded derivatives.
(c)Market risk benefit assets and liabilities have been netted in these tables for presentation purposes only.
(d)For the year ended December 31, 2021, includes $145 million of loss on extinguishment of debt, and $34 million of interest expense

Fair Value Measurement Inputs and Valuation Techniques

(in millions)	Fair Value at December 31, 2022	Valuation Technique	Unobservable Input(a)	Range (Weighted Average)(b)
Assets:
Obligations of states, municipalities and political subdivisions	$780	Discounted cash flow	Yield	5.33%-5.92% (5.63%)
Corporate debt	1,988	Discounted cash flow	Yield	4.90% - 9.54% (7.22%)
RMBS(c)	3,725	Discounted cash flow	Constant prepayment rate	4.84% - 10.35% (7.60%)
			Loss severity	45.01% - 77.28% (61.14%)
			Constant default rate	0.79% - 2.67% (1.73%)
			Yield	5.95% - 7.72% (6.84%)
CLO(c)	1,547	Discounted cash flow	Yield	7.13% - 7.59% (7.36%)
ABS(c)	6,591	Discounted cash flow	Yield	6.01% - 7.96% (6.98%)
CMBS	663	Discounted cash flow	Yield	4.72% - 10.21% (7.46%)
Market risk benefit assets	796	Discounted cash flow	Equity volatility	6.45% - 50.75%
			Base lapse rate	0.16% - 28.80%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	38.25% - 160.01%
			Utilization(h)	80.00% - 100.00%

(in millions)	Fair Value at December 31, 2022	Valuation Technique	Unobservable Input(a)	Range (Weighted Average)(b)
			Equity / interest-rate correlation	0.00% - 30.00%
			NPA(g)	0.00% - 2.03%
Liabilities(d):
Market risk benefit liabilities
Variable annuities guaranteed benefits	$2,358	Discounted cash flow	Equity volatility	6.45% - 50.75%
			Base lapse rate	0.16% - 28.80%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	38.25% - 160.01%
			Utilization(h)	80.00% - 100.00%
			Equity / interest-rate correlation	0.00% - 30.00%
			NPA(g)	0.00% - 2.03%
Fixed annuities guaranteed benefits	680	Discounted cash flow	Base lapse rate	0.20% - 15.75%
			Dynamic lapse multiplier(e)	20.00% - 186.16%
			Mortality multiplier(e)(f)	40.26% - 168.43%
			Utilization(h)	90.00% - 97.50%
			NPA(g)	0.00% - 2.03%
Fixed index annuities guaranteed benefits	1,698	Discounted cash flow	Equity volatility	6.45% - 50.75%
			Base lapse rate	0.20% - 50.00%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	24.00% - 180.00%
			Utilization(h)	60.00% - 97.50%
			Option budget	0.00% - 5.00%
			Equity / interest-rate correlation	0.00% - 30.00%
			NPA(g)	0.00% - 2.03%
Embedded derivatives within Policyholder contract deposits:
Index credits on fixed index annuities(i)	4,657	Discounted cash flow	Equity volatility	6.45% - 50.75%
			Base lapse rate	0.20% - 50.00%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	24.00% - 180.00%
			Utilization(h)	60.00% - 97.50%
			Option Budget	0.00% - 5.00%
			Equity / interest-rate correlation	0.00% - 30.00%
			NPA(g)	0.00% - 2.03%
Index Life	710	Discounted cash flow	Base lapse rate	0.00% - 37.97%
			Mortality rate	0.00% - 100.00%

(in millions)	Fair Value at December 31, 2022	Valuation Technique	Unobservable Input(a)	Range (Weighted Average)(b)
			Equity volatility	5.75%- 23.63%
			NPA(g)	0.00% - 2.03%

(in millions)	Fair Value at December 31, 2021	Valuation Technique	Unobservable Input(a)	Range (Weighted Average)(b)
Assets:
Obligations of states, municipalities and political subdivisions	$1,364	Discounted cash flow	Yield	2.92% - 3.27% (3.10%)
Corporate debt	1,789	Discounted cash flow	Yield	1.75% - 7.05% (4.40%)
RMBS(c)	7,141	Discounted cash flow	Constant prepayment	5.18% - 18.41% (11.79%)
			Loss severity	24.87% - 72.64% (48.75%)
			Constant default rate	1.01% - 5.74% (3.37%)
			Yield	1.72% - 4.08% (2.90%)
CLO(c)	3,174	Discounted cash flow	Yield	2.94% - 4.93% (3.94%)
ABS(c)	5,077	Discounted cash flow	Yield	1.89% - 3.36% (2.63%)
CMBS	887	Discounted cash flow	Yield	1.54% - 4.49% (3.02%)
Market risk benefit assets	610	Discounted cash flow	Equity volatility	5.95% - 46.65%
			Base lapse rate	0.16% - 28.80%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	38.25% - 160.01%
			Utilization(h)	80.00% - 100.00%
			Equity / interest-rate correlation	0.00% - 40.00%
			NPA(g)	0.01% - 1.40%
Liabilities(d):
Market risk benefit liabilities
Variable annuities guaranteed benefits	$3,912	Discounted cash flow	Equity volatility	5.95% - 46.65%
			Base lapse rate	0.16% - 28.80%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	38.25% - 160.01%
			Utilization(h)	80.00% - 100.00%
			Equity / interest-rate correlation	0.00% - 40.00%
			NPA(g)	0.01% - 1.40%
Fixed annuities guaranteed benefits	992	Discounted cash flow	Base lapse rate	0.20% - 15.75%
			Dynamic lapse multiplier(e)	20.00% - 186.16%
			Mortality multiplier(e)(f)	40.26% - 168.43%
			Utilization(h)	90.00% - 97.50%
			NPA(g)	0.01% - 1.40%
Fixed index annuities guaranteed benefits	2,595	Discounted cash flow	Equity volatility	5.95% - 46.65%
			Base lapse rate	0.20% - 50.00%
			Dynamic lapse multiplier(e)	20.00% - 186.18%

			Mortality multiplier(e)(f)	24.00% - 180.00%
			Utilization(h)	60.00% - 97.50%
			Option Budget	0.00% - 4.00%
			Equity / interest-rate correlation	0.00% - 40.00%
			NPA(g)	0.01% - 1.40%
Embedded derivatives within Policyholder contract deposits:
Index credits on fixed index annuities(i)	4,807	Discounted cash flow	Equity volatility	5.95% - 46.65%
			Base lapse rate	0.20% - 50.00%
			Dynamic lapse multiplier(e)	20.00% - 186.18%
			Mortality multiplier(e)(f)	24.00% - 180.00%
			Utilization(h)	60.00% - 97.50%
			Option Budget	0.00% - 4.00%
			Equity / interest-rate correlation	0.00% - 40.00%
			NPA(g)	0.01% - 1.40%
Index Life	765	Discounted cash flow	Base lapse rate	0.00% - 37.97%
			Mortality rate	0.00% - 100.00%
			Equity volatility	7.65% - 20.70%
			NPA(g)	0.01% - 1.40%
__________________
(a)Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(b)The weighted averaging for fixed maturity securities is based on the estimated fair value of the securities. Because the valuation methodology for embedded derivatives within policyholder contract deposits and MRBs uses a range of inputs that vary at the contract level over the cash flow projection period, management believes that presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation. Information received from third-party valuation service providers.
(c)Information received from third-party valuation service providers. The ranges of the unobservable inputs for constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CLO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us because there are other factors relevant to the fair values of specific tranches owned by us, including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(d)The Fortitude Re funds withheld payable has been excluded from the above table. As discussed in Note 7, the Fortitude Re funds withheld payable is created through modco and funds withheld reinsurance arrangements where the investments supporting the reinsurance agreements are withheld by and continue to reside on Corebridge’s balance sheet. This embedded derivative is valued as a total return swap with reference to the fair value of the invested assets held by Corebridge. Accordingly, the unobservable inputs utilized in the valuation of the embedded derivative are a component of the invested assets supporting the reinsurance agreements that are held on Corebridge’s balance sheet.
(e)The ranges for these inputs vary due to the different GMWB product specification and policyholder characteristics across in force policies. Policyholder characteristics that affect these ranges include age, policy duration, and gender.
(f)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table.
(g)The non-performance risk adjustment (“NPA”) applied as a spread over risk-free curve for discounting.
(h)The partial withdrawal utilization unobservable input range shown applies only to policies with guaranteed minimum withdrawal benefit riders. The total embedded derivative liability at December 31, 2022 and 2021 was approximately $1.1 billion and $1.1 billion, respectively.
(i)The fixed index annuities embedded derivative associated with index credits related to the contracts with guaranteed product features included in policyholder contract deposits was $1,078 million and $1,075 million at December 31, 2022 and 2021, respectively.

Investments in Certain Entities that Calculate Net Asset Value Per Share

		December 31, 2022		December 31, 2021
(in millions)	Investment Category Includes	Fair Value Using NAV Per Share (or its equivalent)	Unfunded Commitments	Fair Value Using NAV Per Share (or its equivalent)	Unfunded Commitments
Investment Category
Private equity funds:
Leveraged buyout	Debt and/or equity investments made as part of a transaction in which assets of mature companies are acquired from the current shareholders, typically with the use of financial leverage	$2,014	$1,719	$1,762	$1,229
Real estate	Investments in real estate properties and infrastructure positions, including power plants and other energy generating facilities	1,082	549	490	365
Venture capital	Early-stage, high-potential, growth companies expected to generate a return through an eventual realization event, such as an initial public offering or sale of the company	212	118	194	135
Growth equity	Funds that make investments in established companies for the purpose of growing their businesses	510	40	637	37

		December 31, 2022		December 31, 2021
(in millions)	Investment Category Includes	Fair Value Using NAV Per Share (or its equivalent)	Unfunded Commitments	Fair Value Using NAV Per Share (or its equivalent)	Unfunded Commitments
Mezzanine	Funds that make investments in the junior debt and equity securities of leveraged companies	443	78	306	268
Other	Includes distressed funds that invest in securities of companies that are in default or under bankruptcy protection, as well as funds that have multi-strategy, and other strategies	902	284	921	324
Total private equity funds		5,163	2,788	4,310	2,358
Hedge funds:
Event-driven	Securities of companies undergoing material structural changes, including mergers, acquisitions and other reorganizations	5	—	18	—
Long-short	Securities that the manager believes are undervalued, with corresponding short positions to hedge market risk	335	—	404	—
Macro	Investments that take long and short positions in financial instruments based on a top-down view of certain economic and capital market conditions	366	—	370	—
Other	Includes investments held in funds that are less liquid, as well as other strategies which allow for broader allocation between public and private investments	178	—	110	—
Total hedge funds		884	—	902	—
Total		$6,047	$2,788	$5,212	$2,358

Fair Value Option
The following table presents the gains or losses recorded related to the eligible instruments for which we elected the fair value option:

Years Ended December 31,	Gain (Loss)
(in millions)	2022	2021	2020
Assets:
Other bond securities(a)	$(408)	$26	$72
Alternative investments(b)	191	1,083	290
Total assets	(217)	1,109	362
Liabilities:
Policyholder contract deposits(c)	20	7	(9)
Debt of consolidated investment entities(d)	—	(179)	(102)
Total liabilities	20	(172)	(111)
Total gain (loss)	$(197)	$937	$251
__________________
(a)Includes certain securities supporting the funds withheld arrangements with Fortitude Re. For additional information regarding the gains and losses for Other bond securities, see Note 5. For additional information regarding the funds withheld arrangements with Fortitude Re, see Note 7.
(b)Includes certain hedge funds, private equity funds and other investment partnerships.
(c)Represents GICs.
(d)Primarily related to six transactions securitizing certain debt portfolios previously owned by Corebridge and its affiliates and were terminated during 2021. For additional information, see Note 10.
Interest income and dividend income on assets measured under the fair value option are recognized and included in Net investment income in the Consolidated Statements of Income. Inter
Fair Value Measurements, Nonrecurring

	Assets at Fair Value				Impairment Charges
	Non-Recurring Basis				December 31,
(in millions)	Level 1	Level 2	Level 3	Total	2022	2021	2020
December 31, 2022
Other investments	$—	$—	$12	$12	$25	$6	$77
Other assets	—	—	—	—	—	1	5
Total	$—	$—	$12	$12	$25	$7	$82
December 31, 2021
Other investments	$—	$—	$89	$89
Mortgage and other loans receivable*	—	—	15	15
Other assets	—	14	—	14
Total	$—	$14	$104	$118
__________________
*Mortgage and other loans receivable are carried at lower of cost or fair value.

Fair Value, by Balance Sheet Grouping

	Estimated Fair Value
(in millions)	Level 1	Level 2	Level 3	Total	Carrying Value
December 31, 2022
Assets:
Mortgage and other loans receivable	$—	$31	$40,936	$40,967	$44,403
Other invested assets	—	222	—	222	222
Short-term investments	—	3,043	—	3,043	3,043
Cash	552	—	—	552	552
Other assets	4	8	—	12	12
Liabilities:
Policyholder contract deposits associated with investment-type contracts	—	119	129,174	129,293	137,086
Fortitude Re funds withheld payable	—	—	25,289	25,289	25,289
Other liabilities	—	3,056	—	3,056	3,056
Short-term debt	—	1,500	—	1,500	1,500
Long-term debt	—	7,172	—	7,172	7,868
Debt of consolidated investment entities	—	3,055	2,488	5,543	5,952
Separate account liabilities - investment contracts	—	80,649	—	80,649	80,649
December 31, 2021
Assets:
Mortgage and other loans receivable	$—	$52	$41,077	$41,129	$39,373
Other invested assets	—	193	—	193	193
Short-term investments	—	4,016	—	4,016	4,016
Cash	537	—	—	537	537
Other assets	7	—	—	7	7
Liabilities:
Policyholder contract deposits associated with investment-type contracts	—	169	139,464	139,633	132,142
Fortitude Re funds withheld payable	—	—	27,170	27,170	27,170
Other liabilities	—	3,704	—	3,704	3,704
Short-term debt	—	—	8,317	8,317	8,317
Long-term debt	—	586	—	586	427
Debt of consolidated investment entities	—	3,077	3,810	6,887	6,931
Separate account liabilities - investment contracts	—	104,126	—	104,126	104,126